Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Income Taxes (Details) [Line Items]
Deferred tax assets valuation allowance	$ 33,046,626	$ 14,063,564
Federal net operating losses	50,435,271		$ 50,435,271
State net operating losses	62,000,000
Foreign net operating losses	28,000,000
Generated after			$ 22,000,000
income limitation description			will carry forward indefinitely but is subject to an 80% income limitation.
Unrecognized tax benefits	1,456,197	1,302,053
Unrecognized tax benefits effective tax rate
Determined state losses	30,300,000
Maximum [Member]
Income Taxes (Details) [Line Items]
Federal and state research tax credit carryforwards	3,763,076
Minimum [Member]
Income Taxes (Details) [Line Items]
Federal and state research tax credit carryforwards	1,090,913
Kludein I Acquisition Corp. [Member]
Income Taxes (Details) [Line Items]
Operating loss carryovers	0	140,812
Change in the valuation allowance	297,441	320,314
Deferred tax assets valuation allowance	$ 618,152	$ 320,712